Unaudited Quarterly Financial Results	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Result
Unaudited Quarterly Results

The following tables present unaudited quarterly financial information during the years ended December 31, 2014 and 2013. In the opinion of the Company’s management, the quarterly information contains all adjustments, consisting only of normal recurring accruals, necessary for a fair presentation thereof. The operating results for any quarter are not necessarily indicative of the results for any future periods.  The Company's Physician Segment, European retain search unit, and the Nurse Travel and Allied Healthcare divisions are reported as discontinued operations for all periods presented, see "Note 5. Discontinued Operations" for further information regarding the divestitures.

	2014
	Dec. 31,	Sept. 30,	June 30,	Mar. 31,
	(in thousands, except per share amounts)
Revenues	$441,023	$442,443	$434,424	$406,851
Gross profit	142,537	144,838	141,905	128,155
Income from continuing operations	19,526	20,723	19,641	13,605
Income from discontinued operations, net of income taxes	947	1,282	1,148	312
Net income	$20,473	$22,005	$20,789	$13,917

Basic earnings per common share:
Continuing operations	$0.38	$0.39	$0.36	$0.25
Discontinued operations	0.01	0.02	0.02	0.01
Net income	$0.39	$0.41	$0.38	$0.26

Diluted earnings per common share:
Continuing operations	$0.37	$0.38	$0.36	$0.25
Discontinued operations	0.02	0.03	0.02	—
Net income	$0.39	$0.41	$0.38	$0.25

	2013
	Dec. 31,	Sept. 30,	June 30,	Mar. 31,
	(in thousands, except per share amounts)
Revenues	$396,070	$394,400	$380,779	$351,852
Gross profit	120,985	119,016	113,105	101,769
Income from continuing operations	16,321	18,656	6,649	9,514
Income from discontinued operations, net of income taxes	16,089	1,494	690	15,099
Net income	$32,410	$20,150	$7,339	$24,613

Basic earnings per common share:
Continuing operations	$0.30	$0.35	$0.12	$0.18
Discontinued operations	0.30	0.03	0.02	0.28
Net income	$0.60	$0.38	$0.14	$0.46

Diluted earnings per common share:
Continuing operations	$0.30	$0.34	$0.12	$0.18
Discontinued operations	0.29	0.03	0.02	0.28
Net income	$0.59	$0.37	$0.14	$0.46